Other incomes by function (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other income by function [Abstract]
Sales of fixed assets		$ 923,035	$ 416,296	$ 506,178
Rental income		693,976	299,412	173,259
Sale of glass and waste		1,400,115	701,496	424,419
Insurance claims recovery		183,505	157,441	110,963
Other	[1]	2,084,035	10,233,794	18,081,073
Total		$ 5,284,666	$ 11,808,439	$ 19,295,892

[1]	In 2021 and 2020, corresponds mainly corresponds to the effects of the early termination of the license agreement in Argentina of the "Budweiser" brand, signed between Compañía Cervecerías Unidas Argentina S.A. and Anheuser-Busch InBev S.A./N.V. in 2018. See Note 1 – General information, letter D).